Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 2,699,219	$ 188,470	$ 3,986,923	$ 531,866	$ 372,924	$ 887,745
General and administrative expenses – related party	60,000	60,000	120,000	120,000	20,000	240,000
Franchise tax expenses	50,000	65,357	100,000	115,357	152,195	215,408
Loss from operations	(2,809,219)	(313,827)	(4,206,923)	(767,223)	(545,119)	(1,343,153)
Other income attributable to derecognition of deferred underwriting fee allocated to offering costs	205,275		205,275
Income from investments held in Trust Account	3,144,991	384,885	6,268,883	412,492	895	4,187,504
Total other income	3,350,266	384,885	6,474,158	412,492
Income (Loss) before provision for income taxes	541,047	71,058	2,267,235	(354,731)	(544,224)	2,844,351
Provision for income taxes	(693,056)	(30,625)	(1,117,795)	(30,625)		(802,367)
Net (loss) income	$ (152,009)	$ 40,433	$ 1,149,440	$ (385,356)	$ (544,224)	$ 2,041,984
Class A Common Stock
Weighted average shares outstanding, basic (in Shares)	25,161,508	28,750,000	26,945,841	28,750,000	1,822,183	28,750,000
Basic net (loss) income per share (in Dollars per share)	$ 0	$ 0	$ 0.03	$ (0.01)	$ (0.07)	$ 0.06
Class B Common Stock
Weighted average shares outstanding, basic (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	6,309,419	7,187,500
Basic net (loss) income per share (in Dollars per share)	$ 0	$ 0	$ 0.03	$ (0.01)	$ (0.07)	$ 0.06